SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Revenues by Geographical Area

		Year ended December 31,
		2013	2012	2011

1.	Revenues *):

	Israel	$68,735	$60,423	$61,498
	Latin America	16,422	12,611	12,856
	Europe	8,928	10,289	10,275
	Other	3,772	1,509	1,289

		$97,857	$84,832	$85,918

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

Schedule of Long-Lived Assets by Geographical Area

		December 31,
		2013	2012	2011

2.	Long-lived assets:

	Israel	$68,832	$58,200	$56,735
	Argentina	779	1,203	1,179
	Mexico	381	386	445
	Brazil	2,475	-	-
	Other	8	7	3

		$72,475	$59,796	$58,362

Year 2013 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,268	$81,990	$106,258
Intersegments revenues	(8,401)	-	(8,401)

Revenues from external customers	$15,867	$81,990	$97,857

Segments operating profit	$3,065	$4,890	$7,955

Segments assets	$36,513	$78,930	$115,443

Depreciation, amortization and impairment expenses	$291	$3,758	$4,049

Expenditures for assets	$135	$4,528	$4,663

Schedule of Segment Reconciliation
Segments operating income	$7,955
Intercompany adjustments on intersegment sales	(1,909)

Operating income	$6,046

Segments assets	$115,443
Intercompany elimination	(1,779)

Total assets	$113,664

Year 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation, amortization and impairment expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

Schedule of Segment Reconciliation
Segments operating income	$4,746
Intercompany adjustments on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

Year 2011 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

Schedule of Segment Reconciliation
Segments operating income	$(2,854)
Intercompany adjustments on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338